REVENUE - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Rental income in accordance with IFRS 16 - Leases (“IFRS 16”)	$ 43,648,178	$ 38,808,593	$ 35,133,364
Non-lease components of rental arrangements	5,463,547	4,772,755	4,194,415
Other	1,018,902	281,024	108,564
Revenue from contracts with customers in accordance with IFRS 15 - Revenue from Contracts with Customers ("IFRS 15")	6,482,449	5,053,779	4,302,979
Total revenues	$ 50,130,627	$ 43,862,372	$ 39,436,343